Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

11.Inventories

	2024	2023
	US$’000	US$’000
Fuel oil and LPG, at cost	33,645	39,192
LPG, held for trading	43,061	149,400
	76,706	188,592

The cost of fuel oil recognised as an expense and included in voyage expenses amounted to US$181.3 million (2023: US$204.9 million; 2022: US$221.4 million).

The cost of LPG recognised as an expense and included in “cost of cargo and delivery expenses —  Product Services” amounted to US$2,390.9 million (2023: US$1,547.1 million; 2022: US$640.6 million)